LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 28,181	$ 24,318
Deferred revenue - noncurrent	6,317	3,346
Other	8,752	8,973
Long-term obligations	$ 43,250	$ 36,637